Subsequent Event	12 Months Ended
Dec. 31, 2021
Subsequent Events [Abstract]
Subsequent Event	Subsequent Events
Bought deal financing and reimbursement of the Facility
On January 20, 2022, the Company closed a public offering on a bought deal basis for 4,675,000 common shares of the Company at a price of CA$9.10 per common share for aggregate gross proceeds of CA$42.5 million ($34 million). On January 24, 2022, a portion of the net proceeds of the financing was used to reimburse an amount of $27 million on the Facility.
Woodlawn Stream restructuring
On February 17, 2022, DEVELOP announced it has agreed to acquire Heron for an upfront consideration of A$30 million ($22 million) and success-driven milestone-related payments of up to A$70 million ($50 million). DEVELOP has entered into binding Cooperation Deeds with Nomad and other parties who, together, hold in aggregate more than 50% of the value of the total claims against Heron, pursuant to which those creditors have agreed to vote in favour of the deed of company arrangement proposed by DEVELOP pursuant to which DEVELOP will acquire Heron. In connection with the acquisition of Heron by DEVELOP, the existing Nomad stream arrangement in respect of the Woodlawn mine will remain in place, subject to the following amendments, amongst others:
•The aggregate amount of silver to be delivered to the Company will be capped at A$27 million ($19.4 million); and
•A secondary stream will be introduced in respect of tailings, under which A$1.0 million ($0.7 million) will be paid for every 1Mt of tailings ore processed at a certain tenement at the Woodlawn mine, capped at A$10 million ($7.2 million).
The Company will further refine its assessment of the impact of the above amendments to the Woodlawn Silver Stream on its carrying value as the proposed transaction progresses and additional information on DEVELOP's plans is made available.
Dividends
On February 18, 2022, the Board of Directors of the Company declared a quarterly dividend of CA$0.05 per common share payable on April 14, 2022 to shareholders of record as of the close of business on March 31, 2022.